Shareholders' Deficit (Details) - USD ($)				1 Months Ended		12 Months Ended
	Apr. 10, 2023	Jul. 27, 2021	Feb. 18, 2021	Apr. 30, 2023	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 23, 2023
Ordinary shares, par value (in Dollars per share)						$ 10
Common stock shares outstanding						8,625,000
Debt instrument, face amount						$ 500,000
Preferred stock, shares authorized						1,000,000	1,000,000
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Converted basis, percentage						20.00%
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized						200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock shares issued						0	0
Common stock shares outstanding						0	0
Sale of stock issue price per share						$ 0.0001
Ordinary shares subject to possible redemption, shares issued						17,264,702	34,500,000
Ordinary shares subject to possible redemption, shares outstanding						17,264,702	34,500,000
Temporary equity stock shares subject to redemption shares						17,235,298	17,235,298
Class B Ordinary Shares [Member]
Ordinary shares, shares authorized						20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock shares issued						8,625,000	8,625,000
Common stock shares outstanding						8,625,000	8,625,000
Ordinary shares issued					7,187,500
Exchange payment (in Dollars)					$ 25,000
Per Shares					$ 0.003
Share capitalization			1,437,500
Aggregate of founder shares			8,625,000
Aggregate of shares			8,625,000
Aggregate of shares were subject to forfeiture			1,125,000
Issued and outstanding ordinary shares			20.00%
No longer subject to possible forfeiture		1,125,000
One Energy Enterprises Inc [Member]
Ordinary shares, shares authorized							631,800
Distributions, Common Stock						$ 153,315	$ 179,442
Dividends, Common Stock						0	0
Conversion of stock, amount converted						$ 150,000,000
Debt instrument, face amount	$ 1,000,000			$ 1,000,000			$ 491,235
Debt conversion converted instrument shares issued	33,526
Sale of stock issue price per share						$ 447.41
Sale of stock, consideration received on transaction						$ 20,000,000
Dividends, preferred stock						985,915
Dividends, preferred stock, paid-in-kind						$ 176,545
One Energy Enterprises Inc [Member] | Common stock [member]
Ordinary shares, shares authorized						702,353		702,353
One Energy Enterprises Inc [Member] | Preferred stock [member]
Preferred stock, shares authorized						78,228		78,228
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Ordinary shares, shares authorized						551,653	551,653
Ordinary shares, par value (in Dollars per share)	$ 447.41					$ 0.0001	$ 0.0001
Common stock shares issued						255,187	211,400
Common stock shares outstanding						255,187	211,400
Debt conversion converted instrument shares issued	5,961					0	33,526
Dividends, preferred stock, paid-in-kind						$ 1,468	$ 0
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Ordinary shares, shares authorized						150,700	150,700
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock shares issued						150,700	150,700
Common stock shares outstanding						150,700	150,700
Debt conversion converted instrument shares issued						0	0
Dividends, preferred stock, paid-in-kind						$ 0	$ 0
One Energy Enterprises Inc [Member] | Series A Preferred Stock [member]
Ordinary shares, par value (in Dollars per share)				$ 447.41
Debt conversion converted instrument shares issued	2,235			2,235
Sale of stock, number of shares issued in transaction						44,700
Preferred stock, shares authorized						78,228
Preferred stock, shares issued						46,935
Preferred stock, shares outstanding						46,935
Preferred stock, par value (in Dollars per share)	$ 447.41					$ 0.0001
Dividends, preferred stock						$ 328,638
One Energy Enterprises Inc [Member] | Series A Preferred Stock [member] | Dividend Paid [Member]
Dividends, preferred stock						$ 657,277
One Energy Enterprises Inc [Member] | Class A Redeemable Preferred Stock [Member]
Temporary equity liquidation preference per share as a multiple of issue price						1.25%